Annual Fund Operating Expenses	Dec. 31, 2021
Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Operating Expenses:
Management Fees(2)	0.41%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.73%
Eaton Vance Tax-Managed Growth Fund 1.1 | Class C
Operating Expenses:
Management Fees(2)	0.41%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.48%
Eaton Vance Tax-Managed Growth Fund 1.1 | Class I
Operating Expenses:
Management Fees(2)	0.41%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.48%
Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Operating Expenses:
Management Fees(2)	0.56%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.88%
Eaton Vance Tax-Managed Growth Fund 1.2 | Class C
Operating Expenses:
Management Fees(2)	0.56%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.63%
Eaton Vance Tax-Managed Growth Fund 1.2 | Class I
Operating Expenses:
Management Fees(2)	0.56%	[2]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.63%

[1]	Management Fees reflect a fee reduction to the Fund’s and Portfolio’s investment advisory agreements effective January 13, 2023, and Management Fees have been restated to reflect the fees as if the revised advisory fees were in effect for the full fiscal year.
[2]	Management Fees reflect a fee reduction to the Fund’s and Portfolio’s investment advisory agreements effective January 13, 2023, and Management Fees have been restated to reflect the fees as if the revised advisory fees were in effect for the full fiscal year.